SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Product Information [Line Items]
Depreciation expense	$ 1,384	$ 2,546
Research and development expenses	20,887	0
Asset Impairment Charges	0	0
Unrecognized Tax Benefits	0	0
Right of use asset net of accumulated amortization	58,914	17,925
Current right of use liabilities	41,618	14,724
Long term liabilities	14,723	0
Revenue	0	75,000
Accumulated deficit	65,739,723	27,550,126
Consulting Services [Member]
Product Information [Line Items]
Revenue	$ 0	$ 75,000